10Q DERIVATIVES AND HEDGING INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING INSTRUMENTS	DERIVATIVES AND HEDGING INSTRUMENTS
Net Investment Hedge

We have designated our aggregate €800 million Euro-denominated 4.875% senior notes due March 2031 as a hedge of our net investment in our Euro-denominated operations. The purpose of the net investment hedge is to reduce the volatility of our net investment in our Euro-denominated operations due to changes in foreign currency exchange rates.

Investments in foreign operations with functional currencies other than the reporting currency are subject to foreign currency risk as the assets and liabilities of these subsidiaries are translated into the reporting currency at the period-end rate of exchange with the resulting foreign currency translation adjustment presented as a component of other comprehensive income (loss) and included in accumulated other comprehensive loss within equity in our consolidated balance sheets. Under net investment hedge accounting, the foreign currency remeasurement gains and losses associated with our Euro-denominated senior notes are presented within the same components of other comprehensive income (loss) and accumulated other comprehensive loss, partially offsetting the foreign currency translation adjustment for our foreign subsidiaries.

We recognized a loss on the net investment hedge of $9.5 million and $7.1 million within foreign currency translation adjustments in other comprehensive income (loss) in our consolidated statements of comprehensive income during the three months ended March 31, 2025 and 2024, respectively.
Interest Rate Swaps

We have interest rate swap agreements with financial institutions to hedge changes in cash flows attributable to interest rate risk on a portion of our variable-rate debt instruments. Net amounts to be received or paid under the swap agreements are reflected as adjustments to interest expense. Since we have designated the interest rate swap agreements as cash flow hedges, unrealized gains or losses resulting from adjusting the swaps to fair value are recognized as components of other comprehensive income (loss). The fair values of our interest rate swaps are determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date. These derivative instruments are classified within Level 2 of the fair value hierarchy.

The table below presents information about our interest rate swaps, designated as cash flow hedges, included in our consolidated balance sheets:

				Fair Values
Derivative Financial Instruments	Balance Sheet Location	Weighted-Average Fixed Rate of Interest at March 31, 2025	Range of Maturity Dates at March 31, 2025	March 31, 2025	December 31, 2024

				(in thousands)

Interest rate swaps (Notional of $1.5 billion at March 31, 2025 and December 31, 2024)	Other noncurrent liabilities	4.26%	April 17, 2027 - August 17, 2027	$17,384	$7,768

The table below presents the effects of our interest rate swaps on our consolidated statements of income and statements of comprehensive income for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Net unrealized (losses) gains recognized in other comprehensive income (loss)	$(9,371)	$29,116
Net unrealized (losses) gains reclassified out of other comprehensive income (loss) to interest expense	$(852)	$2,662

As of March 31, 2025, the amount of net unrealized losses in accumulated other comprehensive loss related to our interest rate swaps that is expected to be reclassified into interest expense during the next 12 months was $9.3 million.

In the second quarter of 2025, we entered into $1.5 billion in notional treasury lock derivative instruments to hedge interest rate risk in anticipation of our future issuance of fixed rate notes. Each of these treasury locks was designated as a cash flow hedge of a forecasted transaction, and unrealized gains or losses resulting from adjusting the treasury locks to fair value are recognized as a component of other comprehensive income (loss). The fair value of the treasury locks is determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date. These derivative instruments are classified within Level 2 of the fair value hierarchy.
DERIVATIVES AND HEDGING INSTRUMENTS
Net Investment Hedge

We have designated our aggregate €800 million Euro-denominated 4.875% senior notes due March 2031 as a hedge of our net investment in our Euro-denominated operations. The purpose of the net investment hedge is to reduce the volatility of our net investment in our Euro-denominated operations due to changes in foreign currency exchange rates.

Investments in foreign operations with functional currencies other than the reporting currency are subject to foreign currency risk as the assets and liabilities of these subsidiaries are translated into the reporting currency at the period-end rate of exchange with the resulting foreign currency translation adjustment presented as a component of other comprehensive income and included in accumulated comprehensive income within equity in our consolidated balance sheets. Under net investment hedge accounting, the foreign currency remeasurement gains and losses associated with our Euro-denominated senior notes are presented within the same components of other comprehensive income and accumulated comprehensive income, partially offsetting the foreign currency translation adjustment for our foreign subsidiaries.

We recognized a gain (loss) on the net investment hedge of $28.9 million and $(27.0) million within foreign currency translation adjustments in other comprehensive income in our consolidated statements of comprehensive income during the years ended December 31, 2024 and 2023, respectively.

Interest Rate Swaps

We have interest rate swap agreements with financial institutions to hedge changes in cash flows attributable to interest rate risk on a portion of our variable-rate debt instruments. In the first quarter of 2023, we entered into new interest rate swap agreements with an aggregate notional amount of $1.5 billion to convert eligible borrowings under our revolving credit facility from a floating term Secured Overnight Financing Rate to a fixed rate. Net amounts to be received or paid under the swap agreements are reflected as adjustments to interest expense. Since we have designated the interest rate swap agreements as cash flow hedges, unrealized gains or losses resulting from adjusting the swaps to fair value are recognized as components of other comprehensive income. The fair values of our interest rate swaps are determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date. These derivative instruments are classified within Level 2 of the valuation hierarchy.
In August 2022, in connection with entry into the revolving credit agreement and repayment of amounts outstanding under our prior credit facility, we terminated and settled our interest rate swap agreements existing at that time. The termination resulted in the recognition of a net gain of $1.2 million, including the reclassification of $0.5 million of accumulated losses from the separate component of equity. The net gain was presented in interest and other expense in our consolidated statement of income for the year ended December 31, 2022.

Upon issuance of our senior unsecured notes in August 2019, we made settlement payments of $48.3 million related to the termination of forward-starting interest rate swap agreements designated as cash flow hedges, for which the effective portion of the unrealized losses on the swaps was included in other comprehensive loss. We have and will continue to reclassify the effective portion of the realized loss from accumulated other comprehensive loss into interest expense over the terms of the related senior notes.
The table below presents information about our interest rate swaps, designated as cash flow hedges, included in the consolidated balance sheets:

				Fair Values
Derivative Financial Instruments	Balance Sheet Location	Weighted-Average Fixed Rate of Interest at December 31, 2024	Range of Maturity Dates at December 31, 2024	December 31, 2024	December 31, 2023

				(in thousands)

Interest rate swaps (Notional of $1.5 billion at December 31, 2024 and December 31, 2023)	Other noncurrent liabilities	4.26%	April 17, 2027 - August 17, 2027	$7,768	$28,187

The table below presents the effects of our interest rate swaps on the consolidated statements of income and statements of comprehensive income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Net unrealized gains (losses) recognized in other comprehensive loss	$34,399	$(19,683)	$12,915
Net unrealized gains (losses) reclassified out of other comprehensive loss to interest expense	$8,731	$4,609	$(21,327)

As of December 31, 2024, the amount of net unrealized losses in accumulated other comprehensive loss related to our interest rate swaps that is expected to be reclassified into interest expense during the next 12 months was $6.5 million.

In the second quarter of 2025, we entered into $1.5 billion in notional treasury lock derivative instruments to hedge interest rate risk in anticipation of our future issuance of fixed rate notes. Each of these treasury locks was designated as a cash flow hedge of a forecasted transaction, and unrealized gains or losses resulting from adjusting the treasury locks to fair value are recognized as a component of other comprehensive income (loss). The fair value of the treasury locks is determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date. These derivative instruments are classified within Level 2 of the fair value hierarchy.